Apr. 30, 2026
SMALLCAP World Fund | SMALLCAP World Fund - Class 4 Shares
Investment objective
The fund’s investment objective is to provide you with long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in Class 4 shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)	Class 4
Management fee	0.65%
Distribution (12b-1) fees	0.25
Other expenses	0.30
Total annual fund operating expenses	1.20
Fee waiver*	0.05
Total annual fund operating expenses after fee waiver	1.15

* The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$117	$376	$655	$1,450

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal investment strategies

Normally the fund invests at least 80% of its net assets in common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, including growth-oriented stocks. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations within or below the capitalization range of companies included in the MSCI All Country World Small Cap Index or the Russell 2000 Index, measured based on the maximum market capitalization of companies in either index within the last 12 months. As of August 31, 2025, the largest company in the MSCI All Country World Small Cap Index had a market capitalization of approximately $25.9 billion and the largest company in the Russell 2000 Index had a market capitalization of approximately $20.9 billion. The market capitalization of the companies included in the MSCI All Country World Small Cap Index and the Russell 2000 Index will change with market conditions. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States, including in emerging markets.

Prior to May 1, 2026, the fund was called Global Small Capitalization Fund.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns*

Lifetime returns are from April 30, 1998, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Highest/Lowest quarterly results during this period were: Highest 29.18% (quarter ended June 30, 2020) Lowest -25.27% (quarter ended March 31, 2020)
Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	14.33%	0.23%	6.96%	8.15%
MSCI ACWI IMI Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.06	10.75	11.45	7.11
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.72	7.29	9.32	8.02

* Lifetime returns are from April 30, 1998, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.